UPDATING SUMMARY PROSPECTUS FOR EXISTING INVESTORS
May 1, 2026
New York Life Premier Advisory Variable Annuity
From
NEW YORK LIFE INSURANCE AND ANNUITY CORPORATION
Issued through
NYLIAC Variable Annuity Separate Account-III
This summary prospectus summarizes key features of the New York Life Premier Advisory Variable Annuity policies.
Before you invest, you should review the prospectus for the New York Life Premier Advisory Variable Annuity policies, which contains more information about the policy’s features, benefits, and risks. You can find this document and other information about the policy online at https://dfinview.com/NewYorkLife/TAHD/premieradvisory. You can also obtain this information at no cost by calling our Variable Products Service Center at 1-800-598-2019 or by sending an email request with your name and mailing address to PremierAdvisoryProspectus@newyorklife.com.
You can sign up for electronic delivery of your summary prospectus, updates to the summary prospectus or other communications by logging into your account at www.newyorklife.com or the New York Life Mobile Application (“mobile application” or “mobile app”) which is available for download on the Apple App Store and Google Play Store.
Additional information about certain investment products, including variable annuities, has been prepared by the SEC’s staff and is available at www.Investor.gov. The Securities and Exchange Commission (“SEC”) has not approved or disapproved of this security or passed upon the accuracy or adequacy of this summary prospectus. Any representation to the contrary is a criminal offense. The policies involve risks, including potential loss of principal invested. Policies are not deposits of, or guaranteed or endorsed by, any bank and are not federally insured by the FDIC, Federal Reserve Board, or any other agency.

i

Contacting NYLIAC

Certain service requests, including but not limited to, death benefit claims and surrenders, are required to be in writing. All written service requests (except for subsequent premium payments and loan repayments) must be sent to the NYLIAC Variable Products Service Center (VPSC) at one of the following addresses:
	Regular Mail	Express Mail
All written service requests (except for payments)	NYLIAC Variable Products Service Center Madison Square Station P.O. Box 922 New York, NY 10159	NYLIAC Variable Products Service Center 51 Madison Avenue Floor 3B, Room 0304 New York, NY 10010
Death Claim forms may also be submitted to	Regular Mail
New York Life P.O. Box 130539 Dallas, TX 75313–0539
Premium payments and loan repayments should be sent to the VPSC at one of the following addresses (acceptance of subsequent premium payments is subject to the sales standards we use to evaluate whether a recommended transaction related to your policy complies with applicable standards of conduct):
	Regular Mail	Express Mail
Premium Payments and Loan Repayments	NYLIAC 75 Remittance Drive Suite 3021 Chicago, IL 60675–3021	NYLIAC 5450 N Cumberland Avenue Suite 100 Chicago, IL 60656-1422
Written service requests will be effective as of the Business Day they are received in Good Order at our service center at one of the addresses listed above. We consider a transaction to be in “Good Order” if it complies with our administrative procedures and all relevant laws and regulations, and the required information is complete and correct. Good Order means the actual receipt by us of instructions relating to the requested transaction in writing (or, if permitted, by telephone or electronically), along with all forms and other information or documentation necessary to complete the request. Faxed and e-mailed requests are not currently accepted.

Definitions

Accumulation Unit—An accounting unit we use to calculate the Variable Accumulation Value prior to the Annuity Commencement Date. Each Investment Division of the Separate Account has a distinct variable Accumulation Unit value.
Accumulation Value—The sum of the Variable Accumulation Value and the DCA Advantage Account Accumulation Value of a policy by any withdrawals in excess of any gain in the policy.
Advisory Fee —The amount we allow to be taken from your policy’s Accumulation Value, or for policies issued in New York, the amount paid from assets outside of the policy as designated by the policy owner, to pay the Investment Adviser for investment advisory services relating to the policy. The fee is set by the Investment Adviser and is covered in a separate agreement between you and the Investment Adviser. We allow an annual Advisory Fee of up to 1.0% of your Accumulation Value, which is calculated and collected monthly. For all states other than New York, Advisory Fees reduce your Accumulation Value by the amount of the fee.
Business Day—Generally, any day on which the New York Stock Exchange (NYSE) is open for trading. Our Business Day ends at 4:00 p.m. Eastern Time or the close of regular trading of the NYSE, if earlier.
Dollar Cost Averaging (DCA) Advantage Account— A non-variable allocation option to which you may allocate Premium Payments, subject to the limitations described on the Policy Data Page, and from which amounts are transferred to the Investment Divisions proportionally on a monthly basis. The DCA Advantage Account duration is shown on the Policy Data Page. We credit the DCA Advantage Account with a fixed interest rate. The benefits payable under the DCA Advantage Account (including principal and interest) are payable from NYLIAC’s general account and are subject to the claims-paying ability of NYLIAC.
Dollar Cost Averaging (DCA) Advantage Account Accumulation Value—The sum of premium payments allocated to the DCA Advantage Account, plus interest credited on those premium payments, less any transfers and partial withdrawals from the DCA Advantage Account, and rider charges deducted from the DCA Advantage Account. The DCA Advantage Account Accumulation Value will never be less than the DCA Advantage Account portion of the Nonforfeiture Value.
Investment Adviser—Eagle Strategies LLC, an investment adviser registered with the SEC under the Investment Advisers Act of 1940, as amended. The Investment Adviser is an affiliate of NYLIAC.
Investment Division—The variable investment options available under the policy. Each Investment Division invests exclusively in shares of a specified Portfolio.
Investment Preservation Rider or IPR—Investment Preservation Rider - Advisory.
IPR Free Withdrawal Amount—The maximum amount in any given Policy Year that is not subject to the IPR Termination and Withdrawal Charge. Such maximum amount is equal to (a) the greater of either (i) 20% of the IPR Guaranteed Amount as of the last Policy Anniversary (or the sum of all premium payments if assessed in the first policy year) or (ii) the required minimum distribution applicable to the policy as of the last Policy Anniversary, minus (b) any prior Guaranteed Amount Proportional Reductions made during the current Policy Year that were free of a Termination and Withdrawal Charge.
IPR Guaranteed Amount—The IPR Guaranteed Amount will equal a percentage of the sum of all premium payments made in the first Policy Year, less all IPR Guaranteed Amount Proportional Reductions made during the rider Holding Period.
IPR Guarantee Percentage—The percentage used to calculate the IPR Guaranteed Amount. This percentage is shown on your IPR rider data page.
IPR Reset—Changing the guaranteed amount of the Investment Preservation Rider to a new IPR Guaranteed Amount. After reset, the new IPR Guaranteed Amount will be equal to the IPR Guarantee Percentage of your Accumulation Value on the policy anniversary following your request, less any applicable reductions.
IPR Termination and Withdrawal Charge—A charge that applies during the first three Policy Years and is assessed if the policy owner (i) cancels the IPR; (ii) surrenders the policy; and/or (iii) takes a partial withdrawal in excess of the IPR Free Withdrawal Amount. The charge is calculated as a percentage of the IPR Guaranteed Amount that exceeds the IPR Free Withdrawal Amount for (i) and (ii), and for (iii), as a percentage of the IPR Guaranteed Amount Proportional Reductions that exceeds the IPR Free Withdrawal Amount.
NYLIAC, we, our or us—New York Life Insurance and Annuity Corporation.
Policy Anniversary—An anniversary of the Policy Date shown on the Policy Data Page.
Policy Year—A year starting on the Policy Date. Subsequent Policy Years begin on each Policy Anniversary, unless otherwise indicated.
Portfolios —The mutual fund portfolios in which the corresponding Investment Divisions invest.
Separate Account—NYLIAC Variable Annuity Separate Account–III, a segregated asset account we established to receive and invest premium payments paid under the policies. The Separate Account’s Investment Divisions, in turn, purchase shares of Portfolios.
Variable Accumulation Value—The sum of the current Accumulation Unit value(s) for each of the Investment Divisions multiplied by the number of Accumulation Units held in the respective Investment Division.

Updated Information About Your Policy

The Information in this Updating Summary Prospectus is a summary of certain policy features that have changed since May 1, 2025. This may not reflect all changes that have occurred since you purchased your policy.

Name Change of Trust and Portfolios	The name of the New York Life Investments VP Funds Trust has changed to NYLIM VP Funds Trust. All references to NYLI in the Portfolio names are deleted and replaced with NYLIM.
The following Portfolios are added as available Investment Divisions under the policy	American Funds® IS Growth — Income Fund — Class 4
Columbia Variable Portfolio — Small Company Growth Fund — Class 2
Fidelity® VIP International Capital Appreciation Portfolio — Service Class 2
Franklin Gold and Precious Metals VIP Fund — Class 2
Goldman Sachs VIT International Equity Insights Fund — Service Class
Lord Abbett Series Fund, Inc — Short Duration Income Portfolio — Class VC
Voya Intermediate Bond Portfolio — Class S
The names of the following Portfolios have been changed	NYLIM VP American Century Large Cap Equity (formerly NYLI American Century Sustainable Equity) — Service Class
American Funds® IS SMALLCAP World Fund® (formerly American Funds® IS Global Small Capitalization Fund) — Class 4
Columbia Variable Portfolio — Small Cap Value Discovery Fund (formerly Columbia Variable Portfolio — Small Cap Value Fund) — Class 2
LVIP ClearBridge Appreciation Fund (formerly ClearBridge Variable Appreciation Portfolio) — Service Class
MFS® International Intrinsic Equity Portfolio (formerly MFS® International Intrinsic Value Portfolio) — Service Class
Nomura VIP Small Cap Value Series (formerly Macquire VIP Small Cap Value Series) — Service Class
The following advisers were changed
References to Delaware Management Company, a series of Macquarie Investment
Management Business Trust, the adviser to the prior Macquarie VIP Small Cap Value
Series — Service Class were deleted and replaced with Delaware Management
Company, a series of Nomura Investment Management Business Trust.

References to Franklin Templeton Fund Adviser, LLC, the adviser to the prior
ClearBridge Variable Appreciation Portfolio — Service Class II were deleted and replaced with Lincoln Financial Investments Corporation.

The following subadviser was deleted	References to Macquarie Investment Management Global Limited, the subadviser to the prior Macquarie VIP Small Cap Value Series — Service Class were deleted.
Closure of Portfolio to New Investments	On May 1, 2026, Western Asset Core Plus VIT Portfolio — Class II was closed to all policyowners except those policyowners who already had Accumulation Value invested as of the closure date.
Limits on Transfers	The limits on transfers section has been updated to reflect how we handle standing allocation instructions when a transfer request is not accepted by any one of the Portfolios.
IPR Holding Period	The 7 year Holding Period under the IPR is now available in Oregon and Virginia.
Policy Application and Premium Payments	The maximum aggregate amount of premium payments accepted without prior NYLIAC approval has been changed from $1,000,000 to $2,000,000.

Portfolio Performance and Expenses	For updated Portfolio performance and expense information, see Appendix 1A for the Investment Options Available Under the Policy.

Important Information You Should Consider About The Policy

	FEES, EXPENSES AND ADJUSTMENTS	LOCATION IN PROSPECTUS
Are There Charges for Early Withdrawals?
No. We do not assess any early withdrawal charges on the base contract.
If, however, you purchase the IPR, you will be assessed an IPR
Termination and Withdrawal Charge if you surrender your policy within the first three Policy Years. The maximum charge is 2% of the IPR
Guaranteed Amount that exceeds the IPR Free Withdrawal Amount.
For example, if your IPR Guaranteed Amount is $100,000 and you surrender your policy within the first three Policy Years, you could pay an IPR Termination and Withdrawal Charge of $1,600.00. For the IPR
Termination and Withdrawal Charge applicable to policies issued in
New York, see APPENDIX 2 – State Variations in the Prospectus.
There could be additional deductions for taxes and/or tax penalties.
CHARGES AND DEDUCTIONS - Transaction Expenses – IPR Termination and Withdrawal Charge – Policy Surrender within the first 3 Policy Years FEE TABLE
Are There Transaction Charges?
Yes. We reserve the right to assess a transaction charge if you transfer cash value between investment options more than 25 times a year, or if a premium payment is returned for insufficient funds. Although we do not currently charge for such transactions, we reserve the right to charge up to $30 per transaction. If you elect the IPR, you will be assessed an IPR Termination and Withdrawal Charge if you (i) cancel the IPR; (ii) surrender the policy; and/or (iii) take a partial withdrawal in excess of the IPR Free Withdrawal Amount during the first three Policy
Years.
CHARGES AND DEDUCTIONS - Transaction Expenses FEE TABLE
Are There Ongoing Fees and Expenses?
Yes. The table below describes the fees and expenses that you may pay each year, depending on the investment options and optional benefits you choose. Please refer to your Policy Data Page for information about the specific fees you will pay each year based on the options you have elected. The fees and expenses do not reflect any
Advisory Fees paid to the Investment Adviser. If such fees were reflected, the fees and expenses disclosed below would be higher.
CHARGES AND DEDUCTIONS - Annual Policy Expenses; Annual Portfolio Expenses; Optional Benefit Expenses FEE TABLE

ANNUAL FEE	MINIMUM	MAXIMUM
Base contract[1]	0.30%	0.40%	CHARGES AND DEDUCTIONS – Annual Policy Expenses
Portfolio fees and expenses[2]	0.37%	1.42%	CHARGES AND DEDUCTIONS – Annual Portfolio Expenses
Optional benefits available for an additional charge (for a single optional benefit, if elected)[3]	0.25%	0.80%[4]	CHARGES AND DEDUCTIONS – Optional Benefit Expenses

1 As an annualized percentage of daily Variable Accumulation Value
2 As a percentage of average net Portfolio assets. The range in fees and expenses is for the year ended December 31, 2025 and will change from year to year.
[3] The minimum fee reflects the current charge for the Annual Death benefit Rider, calculated as an annualized percentage of the amount guaranteed under the rider. The maximum fee reflects the current charge for the IPR (7 Year Holding Period), calculated as a percentage of the amount that is guaranteed under the IPR.
4 If you elect the IPR and cancel it, take a withdrawal in excess of the
IPR Free Withdrawal Amount or surrender the policy within the first three Policy Years, the IPR Termination and Withdrawal Charge could substantially increase costs.

Because your policy is customizable, the choices you make affect how much you will pay. To help you understand the cost of owning your policy, the following table shows the lowest and highest cost you could pay each year, based on current charges. This estimate assumes that you do not take withdrawals from the policy.

LOWEST ANNUAL COST: $743.86	HIGHEST ANNUAL COST $2,464.39

Assumes:
•Investment of $100,000
•5% annual appreciation
•Least expensive combination of
Base Contract Charges and
Portfolio fees and expenses
•No optional benefits
•No sales charges or Advisory
Fees
•No additional purchase
payments, transfers or
withdrawals

Assumes:
•Investment of $100,000
•5% annual appreciation
•Most expensive combination of
Base Contract Charges,
optional benefits, and Portfolio
fees and expenses
•No sales charges or Advisory
Fees
•No additional purchase
payments, transfers or
withdrawals

	RISKS	LOCATION IN PROSPECTUS
Is There a Risk of Loss from Poor Performance?	Yes. You can lose money by investing in this policy.	PRINCIPAL RISKS OF INVESTING IN THE POLICY
Is This a Short-Term Investment?
No. This policy is not designed for short-term investing and may not be appropriate for an investor who readily needs access to cash. The benefits of tax deferral and living benefit protections also mean the policy is more beneficial to investors with a long time horizon. If you elect the IPR, you will not receive a benefit under the rider unless you hold the policy for at least the specified holding period applicable to the rider. Moreover, if you withdraw more than the IPR Free Withdrawal
Amount (not including withdrawals to pay Advisory Fees in states other than New York) within the first three Policy Years, you will incur an IPR
Termination and Withdrawal Charge, which could substantially increase your costs under the Policy. Withdrawals may also be subject to federal and state income taxes and tax penalties.
PRINCIPAL RISKS OF INVESTING IN THE POLICY

What are the Risks Associated with the Investment Options?
•An investment in this policy is subject to the risk of poor investment performance and can vary depending on the performance of the variable investment options you choose and the crediting rate of the
DCA Advantage Account.
•Each investment option and the DCA Advantage Account has its own unique risks.
•You should review the prospectuses for the available Portfolios and the description in this prospectus of the DCA Advantage Account before making an investment decision.
PRINCIPAL RISKS OF INVESTING IN THE POLICY
What are the Risks Related to the Insurance Company?
An investment in the policy is subject to the risks related to NYLIAC, including that any obligations, including with respect to the DCA
Advantage Account, guarantees, and benefits of the policy are subject to the claims-paying ability of NYLIAC. If NYLIAC experiences financial distress, it may not be able to meet its obligations to you. More information about NYLIAC is available upon request from NYLIAC by calling 1-800-598-2019.
PRINCIPAL RISKS OF INVESTING IN THE POLICY
	RESTRICTIONS	LOCATION IN PROSPECTUS
Are There Limits on the Investment Options?
Yes.
•We limit the number of Investment Divisions you may choose. You may allocate premium payments and Accumulation Value to up to 18 separate Investment Divisions plus the DCA Advantage Account.
•If you elect the IPR, your investment options will be limited to those permitted by the rider. See APPENDIX 1B and 1C.
•We reserve the right to charge $30 for each transfer when you transfer money between Investment Divisions in excess of 25 times in a Policy Year.
•Additional restrictions apply with respect to transfer to and from the
DCA Advantage Account.
•We reserve the right to limit transfers in circumstances of frequent transfers or to prevent market timing.
•We reserve the right to remove, close or substitute Portfolios as investment options that are available under the policy.
THE POLICIES—Policy Application and Premium Payments; Transfers; Limits on Transfers NYLIAC AND THE SEPARATE ACCOUNT— Additions, Deletions, or Substitutions of Investments

Are There Restrictions on Policy Benefits?
Yes.
•If you elect certain optional benefits, you can only make premium payments during your first Policy Year or after the rider holding period end date.
•Certain optional benefits limit or restrict the investment options you may select under the policy. We may change these restrictions in the future.
•Certain optional benefits may limit withdrawals or other rights under the policy.
•Under certain benefits, a withdrawal could reduce the value of a benefit by more than the dollar amount of the withdrawal and/or could terminate the benefit.
•You are required to have a minimum Accumulation Value for some optional benefits.
•Some optional benefits cannot be cancelled without surrendering your policy.
•The amount of the death benefit available under certain optional benefits may vary depending on the date of death. Certain optional benefits may offer a lesser death benefit at issue and require that the policy be held for a minimum waiting period before the greater death benefit will be payable. If you die before the end of the minimum waiting period, the death benefit will be less than the greater death benefit available after the minimum waiting period. Additionally, where there is a reset of certain optional benefit riders, a new minimum waiting period will be required before the greater death benefit will be payable. If you die before the end of the new minimum waiting period, the death benefit may be less than the greater death benefit available after the new minimum waiting period.

THE
POLICIES—Policy
Application and
Premium Payments
DESCRIPTION OF
BENEFITS—
Investment
Preservation Rider
– Advisory; Annual
Death Benefit Reset
Rider; Automatic
Asset Reallocation;
and Dollar Cost
Averaging
Programs

	TAXES	LOCATION IN PROSPECTUS
What are the Policy’s Tax Implications?
•Consult with a tax professional to determine the tax implications of an investment in, withdrawals from and surrenders of this policy, including withdrawals to pay Advisory Fees.
•If you purchase the policy through a tax-qualified plan or individual retirement account (IRA), such plan or IRA already provides tax deferral under the Code and there are fees and charges in an annuity that may not be included in such other investments. Therefore, the tax deferral of the policy does not provide additional benefits.
•Premiums that are made on a pre-tax basis as well as earnings on your policy are taxed at ordinary income tax rates when you withdraw them, and you may have to pay a 10% penalty tax if you take a withdrawal before age 59 ½.
FEDERAL TAX MATTERS

	CONFLICTS OF INTEREST	LOCATION IN PROSPECTUS
How are Investment Professionals Compensated?
After you purchase the policy, the Investment Adviser will receive compensation in the form of Advisory Fees, some of which the
Investment Adviser will pay to your investment adviser representative.
Your investment adviser representative will also receive other compensation provided by NYLIAC. Given that a recommendation of this policy allows your investment adviser representative to earn other forms of compensation which may not be available in connection with other investments, the Investment Adviser and your investment adviser representative may have a financial incentive to offer or recommend this policy over other investments.
DISTRIBUTION AND COMPENSATION ARRANGEMENTS
Should I Exchange My Policy?
Your investment adviser representative may have a financial incentive to offer you a new policy in place of the one you own because an exchange will result in compensation for the Investment Adviser in the form of Advisory Fees, some of which will be paid to your investment adviser representative. Your investment adviser representative will also receive other compensation provided by NYLIAC. You should only consider exchanging your policy if you determine, after comparing the features, fees, risks of both policies, and any fees or penalties to terminate the existing policy, that it is in your best interest to purchase the new policy rather than continue to own your existing policy.
THE POLICIES - Tax -Free Section 1035 Exchanges

Appendix 1A
Investment Options Available Under the Policy
The following is a list of Portfolios available under the policy, which is subject to change, as discussed in the prospectus. Depending on the optional benefits you choose, you may not be able to invest in certain Portfolios. You can find the prospectuses and other information about the Portfolios online at https://dfinview.com/NewYorkLife/TAHD/premieradvisory. You can also request this information at no cost by calling the VPSC at 1-800-598-2019 or by sending an email request with your name and mailing address to PremierAdvisoryProspectus@newyorklife.com.
The current expenses and performance information below reflects fees and expenses of the Portfolios but does not reflect the other fees and expenses that your policy or the Investment Advisor may charge. Expenses would be higher and performance would be lower if these charges were included. Each Portfolio’s past performance is not necessarily an indication of future performance.
If you purchased the IPR, you may not be able to invest in certain Portfolios. Your available allocation options are listed in APPENDIX 1B and Appendix 1C.
Type	Portfolio Adviser/Sub-adviser	Current Expenses*	Average Annual Total Returns (as of 12/31/25)
			1 year	5 year	10 year
Large Cap Equity	NYLIM VP American Century Large Cap Equity (formerly NYLI VP American Century Sustainable Equity) — Service Class Adviser: New York Life Investment Management LLC (“New York Life Investments”) / Subadviser: American Century Investment Management, Inc.	0.93%	11.06%	13.68%	11.58%
Asset Allocation	NYLIM VP Balanced (formerly NYLI VP Balanced) — Service Class Adviser: New York Life Investments / Subadvisers: NYL Investors LLC (“NYL Investors”) and Wellington Management Company LLP (“Wellington”)	0.97%	11.16%	7.14%	7.04%
Investment Grade Bond	NYLIM VP Bond (formerly NYLI VP Bond) — Service Class Adviser: New York Life Investments / Subadviser: NYL Investors	0.80%	6.57%	(0.88)%	1.71%
Sector	NYLIM VP CBRE Global Infrastructure (formerly NYLI VP CBRE Global Infrastructure) — Service Class Adviser: New York Life Investments / Subadviser: CBRE Investment Management Listed Real Assets LLC	1.20%	15.31%	6.79%	2.39%
Asset Allocation	NYLIM VP Conservative Allocation (formerly NYLI VP Conservative Allocation) — Service Class Adviser: New York Life Investments	0.80%	9.29%	3.67%	5.14%
Appendix 1A-1

Type	Portfolio Adviser/Sub-adviser	Current Expenses*	Average Annual Total Returns (as of 12/31/25)
			1 year	5 year	10 year
Large Cap Equity	NYLIM VP Dimensional U.S. Equity (formerly NYLI VP Dimensional U.S. Equity) — Service Class Adviser: New York Life Investments / Subadviser: Dimensional Fund Advisors LP	0.79%	13.46%	12.11%	12.40%
Large Cap Equity	NYLIM VP Epoch U.S. Equity Yield (formerly NYLI VP Epoch U.S. Equity Yield) — Service Class Adviser: New York Life Investments / Subadviser: Epoch Investment Partners, Inc. (“Epoch”)	0.93%	13.96%	11.74%	9.69%
Asset Allocation	NYLIM VP Equity Allocation (formerly NYLI VP Equity Allocation) — Service Class Adviser: New York Life Investments	0.94%	13.69%	7.90%	9.07%
Sector	NYLIM VP Fidelity Institutional AM® Utilities (formerly NYLI VP Fidelity Institutional AM® Utilities) — Service Class Adviser: New York Life Investments / Subadviser: FIAM LLC (“FIAM”)	0.93%	13.50%	12.06%	10.69%
Non-Investment Grade Bond	NYLIM VP Floating Rate (formerly NYLI VP Floating Rate) — Service Class Adviser: New York Life Investments / Subadviser: NYL Investors	0.89%	4.86%	5.16%	4.74%
Asset Allocation	NYLIM VP Growth Allocation (formerly NYLI VP Growth Allocation) — Service Class Adviser: New York Life Investments	0.89%	12.24%	7.06%	8.05%
Alternatives	NYLIM VP Hedge Multi-Strategy (formerly NYLI VP Hedge Multi-Strategy) — Service Class Adviser: New York Life Investments	1.26%	7.78%	2.67%	1.81%
Asset Allocation	NYLIM VP Income Builder (formerly NYLI VP Income Builder) — Service Class Adviser: New York Life Investments / Subadvisers: Epoch and MacKay Shields LLC (“MacKay”)	0.88%	16.70%	6.29%	7.13%
Asset Allocation	NYLIM VP Janus Henderson Balanced (formerly NYLI VP Janus Henderson Balanced) — Service Class Adviser: New York Life Investments / Subadviser: Janus Henderson Investors US LLC (“Janus Henderson”)	0.83%	14.76	8.30%	9.91%
Appendix 1A-2

Type	Portfolio Adviser/Sub-adviser	Current Expenses*	Average Annual Total Returns (as of 12/31/25)
			1 year	5 year	10 year
Non-Investment Grade Bond	NYLIM VP MacKay Convertible (formerly NYLI VP MacKay Convertible) — Service Class Adviser: New York Life Investments / Subadviser: MacKay	0.84%	16.11%	5.34%	10.10%
Non-Investment Grade Bond	NYLIM VP MacKay High Yield Corporate Bond (formerly NYLI VP MacKay High Yield Corporate Bond) — Service Class Adviser: New York Life Investments / Subadviser: MacKay	0.84%	6.60%	4.18%	5.87%
Non-Investment Grade Bond	NYLIM VP MacKay Strategic Bond (formerly NYLI VP MacKay Strategic Bond) — Service Class Adviser: New York Life Investments / Subadviser: MacKay	0.90%	8.60%	3.73%	4.14%
Investment Grade Bond	NYLIM VP MacKay U.S. Infrastructure Bond (formerly NYLI VP MacKay U.S. Infrastructure Bond) — Service Class Adviser: New York Life Investments / Subadviser: MacKay	0.82%	8.17%	(0.15)%	1.13%
Large Cap Equity	NYLIM VP MFS® Investors Trust (formerly NYLI VP MFS® Investors Trust) — Service Class Adviser: New York Life Investments / Subadviser: Massachusetts Financial Services Company (“MFS”)	1.00%	N/A	N/A	N/A
Large Cap Equity	NYLIM VP MFS® Research (formerly NYLI VP MFS® Research) — Service Class Adviser: New York Life Investments / Subadviser: MFS	1.01%	N/A	N/A	N/A
Asset Allocation	NYLIM VP Moderate Allocation (formerly NYLI VP Moderate Allocation) — Service Class Adviser: New York Life Investments	0.83%	11.02%	5.36%	6.61%
Sector	NYLIM VP Natural Resources (formerly NYLI VP Natural Resources) — Initial Class Adviser: New York Life Investments / Subadviser: Newton Investment Management North America, LLC ("NIMNA")	0.85%	15.20%	17.27%	10.88%
Appendix 1A-3

Type	Portfolio Adviser/Sub-adviser	Current Expenses*	Average Annual Total Returns (as of 12/31/25)
			1 year	5 year	10 year
Sector	NYLIM VP Newton Technology Growth (formerly NYLI VP Newton Technology Growth) — Service Class Adviser: New York Life Investments / Subadviser: NIMNA	1.03%	N/A	N/A	N/A
Investment Grade Bond	NYLIM VP PIMCO Real Return (formerly NYLI VP PIMCO Real Return) — Service Class Adviser: New York Life Investments / Subadviser: Pacific Investment Management Company LLC (“PIMCO”)	1.34%	7.89%	1.11%	3.03%
International/ Global Equity	NYLIM VP PineStone International Equity (formerly NYLI VP PineStone International Equity) — Service Class Adviser: New York Life Investments / Subadviser: PineStone Asset Management Inc.	1.11%	12.01%	(0.05)%	5.18%
Large Cap Equity	NYLIM VP S&P 500 Index (formerly NYLI VP S&P 500 Index) — Service Class Adviser: New York Life Investments	0.37%	17.43%	14.00%	14.34%
Small/Mid Cap Equity	NYLIM VP Schroders Mid Cap Opportunities (formerly NYLI VP Schroders Mid Cap Opportunities) — Service Class Adviser: New York Life Investments / Subadviser: Schroder Investment Management North America Inc.	1.08%	7.00%	4.79%	7.12%
Small/Mid Cap Equity	NYLIM VP Small Cap Growth (formerly NYLI VP Small Cap Growth) — Service Class Adviser: New York Life Investments / Subadvisers: Brown Advisory LLC and Segall Bryant & Hamill, LLC	1.11%	4.63%	1.38%	8.68%
Money Market	NYLIM VP U.S. Government Money Market (formerly NYLI VP U.S. Government Money Market) — Initial Class Adviser: New York Life Investments / Subadviser: NYL Investors	0.28%	4.05%	3.02%	1.89%
Small/Mid Cap Equity	NYLIM VP Wellington Small Cap (formerly NYLI VP Wellington Small Cap) — Service Class Adviser: New York Life Investments / Subadviser: Wellington	1.00%	9.26%	5.66%	7.15%
Appendix 1A-4

Type	Portfolio Adviser/Sub-adviser	Current Expenses*	Average Annual Total Returns (as of 12/31/25)
			1 year	5 year	10 year
Large Cap Equity	NYLIM VP Winslow Large Cap Growth (formerly NYLI VP Winslow Large Cap Growth) — Service Class Adviser: New York Life Investments / Subadviser: Winslow Capital Management, LLC	1.00%	14.07%	12.41%	15.85%
Large Cap Equity	AB VPS Relative Value Portfolio — Class B Adviser: AllianceBernstein L.P.	0.85%	10.20%	11.15%	10.30%
Asset Allocation	American Funds® IS Asset Allocation Fund — Class 4 Adviser: Capital Research and Management CompanySM (“CRMC”)	0.79%	15.59%	8.70%	9.50%
Investment Grade Bond	American Funds® IS The Bond Fund of America® — Class 4 Adviser: CRMC	0.72%	6.98%	(0.38)%	2.11%
Investment Grade Bond	American Funds® IS Capital World Bond Fund® — Class 4 Adviser: CRMC	0.98%	9.03%	(2.76)%	0.97%
Large Cap Equity	American Funds® IS Growth Fund — Class 4 Adviser: CRMC	0.83%	19.93%	13.09%	17.67%
Large Cap Equity	American Funds® IS Growth-Income Fund — Class 4 Adviser: CRMC	0.78%	17.77%	13.62%	13.63%
International/ Global Equity	American Funds® IS New World Fund® — Class 4 Adviser: CRMC	1.07%	27.92%	5.06%	8.98%
International/ Global Equity	American Funds® IS SMALLCAP World Fund® (formerly American Funds® IS Global Small Capitalization Fund) — Class 4 Adviser: CRMC	1.15%	14.33%	0.23%	6.96%
Investment Grade Bond	American Funds® IS U.S. Government Securities Fund® — Class 4 Adviser: CRMC	0.75%	7.54%	(0.49)%	1.45%
Large Cap Equity	American Funds® IS Washington Mutual Investors Fund — Class 4 Adviser: CRMC	0.75%	16.90%	13.60%	12.08%
Appendix 1A-5

Type	Portfolio Adviser/Sub-adviser	Current Expenses*	Average Annual Total Returns (as of 12/31/25)
			1 year	5 year	10 year
Asset Allocation	BlackRock® Global Allocation V.I. Fund — Class III Adviser: BlackRock Advisors, LLC (“BlackRock”) / Subadvisers: BlackRock (Singapore) Limited and BlackRock International Limited	1.01%	19.42%	5.51%	7.33%
Non-Investment Grade Bond	BlackRock® High Yield V.I. Fund — Class III Adviser: BlackRock / Subadviser: BlackRock International Limited	0.78%	9.09%	4.57%	6.07%
Large Cap Equity	BNY Mellon Sustainable U.S. Equity Portfolio — Service Shares Adviser: BNY Mellon Investment Adviser, Inc. / Subadviser: Newton Investment Management Limited	0.91%	15.67%	11.65%	13.27%
Non-Investment Grade Bond	Columbia Variable Portfolio — Emerging Markets Bond Fund — Class 2 Adviser: Columbia Management Investment Advisers, LLC (“Columbia”)	1.00%	12.65%	1.47%	4.03%
Investment Grade Bond	Columbia Variable Portfolio — Intermediate Bond Fund — Class 2 Adviser: Columbia	0.77%	8.84%	(0.68)%	2.52%
Small/Mid Cap Equity	Columbia Variable Portfolio — Small Cap Value Discovery Fund (formerly Columbia Variable Portfolio — Small Cap Value Fund) — Class 2 Adviser: Columbia	1.13%	14.66%	12.19%	11.20%
Small/Mid Cap Equity	Columbia Variable Portfolio — Small Company Growth Fund — Class 2 Adviser Columbia	1.12%	21.69%	3.32%	14.89%
Alternatives	DWS Alternative Asset Allocation VIP — Class B Adviser: DWS Investment Management Americas Inc. / Subadviser: RREEF America LLC	1.31%	10.03%	4.88%	4.52%
Investment Grade Bond	Fidelity® VIP Bond Index Portfolio — Service Class 2 Adviser: Fidelity Management & Research Company LLC (“FMR”) / Subadvisers: Other investment advisers	0.39%	6.76%	(0.81)%	N/A
Large Cap Equity	Fidelity® VIP ContrafundSM Portfolio — Service Class 2 Adviser: FMR / Subadvisers: Other investment advisers	0.79%	21.24%	15.08%	15.49%
Appendix 1A-6

Type	Portfolio Adviser/Sub-adviser	Current Expenses*	Average Annual Total Returns (as of 12/31/25)
			1 year	5 year	10 year
International/ Global Equity	Fidelity® VIP Emerging Markets Portfolio — Service Class 2 Adviser: FMR / Subadvisers: Other investment advisers	1.12%	40.79%	5.62%	10.66%
Large Cap Equity	Fidelity® VIP Equity-Income PortfolioSM — Service Class 2 Adviser: FMR / Subadvisers: Other investment advisers	0.71%	18.75%	12.13%	11.32%
Small/Mid Cap Equity	Fidelity® VIP Extended Market Index Portfolio — Service Class 2 Adviser: FMR / Subadviser: Geode Capital Management, LLC (“Geode”)	0.37%	12.03%	7.75%	N/A
Asset Allocation	Fidelity® VIP FundsManager® 60% Portfolio — Service Class Adviser: FMR	0.63%	15.71%	6.67%	8.19%
Large Cap Equity	Fidelity® VIP Growth Opportunities Portfolio — Service Class 2 Adviser: FMR / Subadvisers: Other investment advisers	0.81%	21.73%	11.04%	19.64%
Sector	Fidelity® VIP Health Care Portfolio — Service Class 2 Adviser: FMR / Subadvisers: Other investment advisers	0.84%	14.10%	3.92%	N/A
International/ Global Equity	Fidelity® VIP International Capital Appreciation Portfolio — Service Class 2 Adviser: FMR / Subadvisers: FIL Investment Advisors	1.02%	18.36%	5.99%	9.53%
International/ Global Equity	Fidelity® VIP International Index Portfolio — Service Class 2 Adviser: FMR / Subadviser: Geode	0.41%	32.82%	7.76%	N/A
Investment Grade Bond	Fidelity® VIP Investment Grade Bond Portfolio — Service Class 2 Adviser: FMR / Subadvisers: Other investment advisers	0.62%	6.93%	(0.21)%	2.45%
Small/Mid Cap Equity	Fidelity® VIP Mid Cap Portfolio — Service Class 2 Adviser: FMR / Subadvisers: Other investment advisers	0.80%	11.49%	9.83%	10.31%
Appendix 1A-7

Type	Portfolio Adviser/Sub-adviser	Current Expenses*	Average Annual Total Returns (as of 12/31/25)
			1 year	5 year	10 year
Sector	Franklin Gold and Precious Metals VIP Fund — Class 2 Adviser: Franklin Advisers, Inc. (“Franklin Advisers”)	0.95%	N/A	N/A	N/A
Asset Allocation	Franklin Templeton Aggressive Model Portfolio — Class II Adviser: Franklin Templeton Fund Adviser, LLC (“FTFA”) / Subadviser: Franklin Advisers	0.88%	17.04%	10.14%	N/A
Asset Allocation	Franklin Templeton Moderately Aggressive Model Portfolio — Class II Adviser: FTFA / Subadviser: Franklin Advisers	0.82%	15.01%	7.87%	N/A
Asset Allocation	Franklin Templeton Moderate Model Portfolio — Class II Adviser: FTFA / Subadviser: Franklin Advisers	0.82%	13.18%	6.49%	N/A
Asset Allocation	Franklin Templeton Moderately Conservative Model Portfolio — Class II Adviser: FTFA / Subadviser: Franklin Advisers	0.82%	11.51%	4.91%	N/A
Asset Allocation	Franklin Templeton Conservative Model Portfolio — Class II Adviser: FTFA / Subadviser: Franklin Advisers	0.85%	9.04%	2.65%	N/A
International/ Global Equity	Goldman Sachs VIT International Equity Insights Fund — Service Class Adviser: Goldman Sachs Asset Management, L.P.	1.06%	38.15%	10.80%	7.96%
International/ Global Equity	Invesco V.I. EQV International Equity Fund — Series II Shares Adviser: Invesco Advisers, Inc. (“Invesco”)	1.15%	16.23%	3.42%	5.95%
Small/Mid Cap Equity	Invesco V.I. Main Street Small Cap Fund® — Series II Shares Adviser: Invesco	1.09%	8.44%	8.07%	10.31%
Small/Mid Cap Equity	Janus Henderson Enterprise Portfolio — Service Shares Adviser: Janus Henderson	0.97%	7.41%	7.35%	12.51%
International/ Global Equity	Janus Henderson Global Research Portfolio — Service Shares Adviser: Janus Henderson	1.07%	20.60%	12.23%	12.64%
Appendix 1A-8

Type	Portfolio Adviser/Sub-adviser	Current Expenses*	Average Annual Total Returns (as of 12/31/25)
			1 year	5 year	10 year
Investment Grade Bond	Lord Abbett Series Fund, Inc. — Short Duration Income Portfolio — Class VC Adviser: Lord, Abbett, & Co. LLC	0.72%	5.90%	2.25%	2.62%
Large Cap Equity	LVIP ClearBridge Appreciation Fund (formerly ClearBridge Variable Appreciation Portfolio) — Service Class Adviser: Lincoln Financial Investments Corporation / Subadviser:ClearBridge Investments, LLC	0.95%	14.19%	12.44%	13.05%
International Equity	MFS® International Intrinsic Equity Portfolio (formerly MFS® International Intrinsic Value Portfolio) — Service Class Adviser: MFS	1.14%	32.96%	7.02%	9.68%
Mid Cap Equity	MFS® Mid Cap Value Portfolio — Service Class Adviser: MFS	1.04%	5.75%	9.90%	9.69%
International/ Global Equity	MFS® Research International Portfolio — Service Class Adviser: MFS	1.15%	21.75%	5.25%	7.27%
Small/Mid Cap Equity	Neuberger Berman AMT Mid Cap Growth Portfolio — Class S Adviser: Neuberger Berman Investment Advisers LLC	1.11%	5.23%	4.27%	10.71%
Small/Mid Cap Equity	Nomura VIP Small Cap Value Series (formerly Macquarie VIP Small Cap Value Series) — Service Class Adviser: Delaware Management Company, a series of Nomura Investment Management Business Trust	1.04%	7.83%	8.93%	8.84%
Investment Grade Bond	PIMCO VIT Income Portfolio — Advisor Class Adviser: PIMCO	1.02%	10.08%	3.31%	N/A
Investment Grade Bond	PIMCO VIT International Bond Portfolio (U.S. Dollar-Hedged) — Advisor Class Adviser: PIMCO	1.19%	3.85%	0.93%	2.78%
Investment Grade Bond	PIMCO VIT Low Duration Portfolio — Advisor Class Adviser: PIMCO	0.76%	5.42%	1.47%	1.69%
Appendix 1A-9

Type	Portfolio Adviser/Sub-adviser	Current Expenses*	Average Annual Total Returns (as of 12/31/25)
			1 year	5 year	10 year
Investment Grade Bond	PIMCO VIT Short-Term Portfolio — Advisor Class Adviser: PIMCO	0.75%	4.57%	3.14%	2.65%
Investment Grade Bond	PIMCO VIT Total Return Portfolio — Advisor Class Adviser: PIMCO	0.83%	8.78%	(0.08)%	2.26%
Sector	Principal VC Real Estate Securities Account — Class 2 Adviser: Principal Global Investors, LLC / Subadviser: Principal Real Estate Investors, LLC	1.03%	0.92%	4.61%	5.67%
International/ Global Equity	Putnam VT International Value Fund — Class IB Adviser: Putnam Investment Management, LLC / Subadvisers: Franklin Advisers, Inc., Franklin Templeton Investment Management Limited and The Putnam Advisory Company, LLC	1.06%	34.68%	12.49%	8.86%
Large Cap Equity	Voya Growth and Income Portfolio — Class S Adviser: Voya Investments, LLC (“Voya”) / Subadviser: Voya Investment Management Co. LLC (“VIM”)	0.92%	17.94%	15.18%	14.33%
Investment Grade Bond	Voya Intermediate Bond Portfolio — Class S Adviser: Voya / Subadviser: VIM	0.80%	7.46%	(0.09)%	2.42%
Investment Grade Bond	Western Asset Core Plus VIT Portfolio — Class II+ Adviser: FTFA / Subadvisers: Western Asset Management Company, LLC; Western Asset Management Company Limited; Western Asset Management Company Ltd.; and Western Asset Management Company Pte. Ltd.	0.79%	7.69%	(1.67)%	1.85%
*
Current Expenses take into account expense reimbursement or fee waiver arrangements in place that are generally expected to continue through April 30, 2027 and may be terminated at any time thereafter at the option of the Fund. Annual expenses for the Portfolio for the year ended December 31, 2025 reflect temporary fee reductions under such an arrangement.
+
Closed for all policyowners who were not invested in the Investment Division on May 1, 2026, and closed for policyowners if all your Accumulation Value is removed from the Investment Division on or after May 1, 2026.

The following is a list of fixed options currently available under the policy. We may change the features of the fixed options listed below and offer new fixed options. We will provide you with written notice before doing so.
Name	Term	Guaranteed Minium Interest Rate
DCA Advantage Account	6 months	0.05%
Appendix 1A-10

Appendix 1B
Investment Divisions with IPR (10-year Holding Period option for policies with an application signed on or after May 1, 2025; 12-15 year Holding Period options)
Option 1 – Franklin Templeton Model Portfolios
Moderately Aggressive		Moderate
100%	Franklin Templeton Moderately Aggressive Model Portfolio	100%	Franklin Templeton Moderate Model Portfolio
Moderately Conservative
100%	Franklin Templeton Moderately Conservative Model Portfolio
Option 2 – Choose Your Own Investment Divisions
Category A:
Minimum Allocation	30%
Maximum Allocation	100%

Subcategory I Funds (Minimum Allocation 10% - total among all the subcategory I Funds)
NYLIM VP Bond
NYLIM VP MacKay U.S. Infrastructure Bond
NYLIM VP PIMCO Real Return
NYLIM VP U.S. Government Money Market
American Funds® IS The Bond Fund of America®
American Funds® IS Capital World Bond Fund®
American Funds® IS U.S. Government Securities Fund®
Columbia Variable Portfolio — Intermediate Bond Fund
Fidelity® VIP Bond Index Portfolio
Fidelity® VIP Investment Grade Bond Portfolio

Lord Abbett Series Fund, Inc. — Short Duration Income Port
PIMCO VIT Income Portfolio
PIMCO VIT International Bond Port (U.S. Dollar-Hedged)
PIMCO VIT Low Duration Portfolio
PIMCO VIT Short-Term Portfolio
PIMCO VIT Total Return Portfolio
Voya Intermediate Bond Portfolio
Western Asset Core Plus VIT Portfolio

Subcategory II Funds
NYLIM VP Floating Rate NYLIM VP MacKay High Yield Corporate Bond NYLIM VP MacKay Strategic Bond		BlackRock® High Yield V.I. Fund Columbia Variable Portfolio — Emerging Markets Bond
Category B:
Minimum Allocation	0%
Maximum Allocation	70%
Category B Funds
NYLIM VP American Century Large Cap Equity
NYLIM VP Dimensional U.S. Equity
NYLIM VP Epoch U.S. Equity Yield
NYLIM VP Hedge Multi-Strategy
NYLIM VP MacKay Convertible
NYLIM VP MFS® Investors Trust
NYLIM VP MFS® Research
NYLIM VP S&P 500 Index
NYLIM VP Winslow Large Cap Growth
AB VPS Relative Value Portfolio

American Funds® IS Growth Fund
American Funds® IS Growth-Income Fund
American Funds® IS Washington Mutual Investors Fund
BNY Mellon Sustainable U.S. Equity Portfolio
DWS Alternative Asset Allocation VIP
Fidelity® VIP ContrafundSM Portfolio
Fidelity® VIP Equity-Income PortfolioSM
Fidelity® VIP Growth Opportunities Portfolio
LVIP ClearBridge Appreciation Fund
Voya Growth and Income Portfolio

Appendix 1B-1

Category C:
Minimum Allocation	0%
Maximum Allocation	25%

Subcategory I Funds (Maximum Allocation 15% - total among all the subcategory I Funds)
NYLIM VP Schroders Mid Cap Opportunities
NYLIM VP Small Cap Growth
NYLIM VP Wellington Small Cap
Columbia Variable Portfolio — Small Cap Value Discovery
Columbia Variable Portfolio — Small Company Growth
Fidelity® VIP Extended Market Index Portfolio
Fidelity® VIP Mid Cap Portfolio
Invesco V.I. Main Street Small Cap Fund® Janus Henderson Enterprise Portfolio MFS® Mid Cap Value Portfolio Neuberger Berman AMT Mid Cap Growth Portfolio Nomura VIP Small Cap Value Series
Subcategory II Funds (Maximum Allocation 15% - total among all the subcategory II Funds)
NYLIM VP PineStone International Equity
American Funds® IS New World Fund®
American Funds® IS SMALLCAP World Fund®
Fidelity® VIP Emerging Markets Portfolio
Fidelity® VIP International Capital Appreciation Portfolio
Fidelity® VIP International Index Portfolio

Goldman Sachs VIT International Equity Insights Fund
Invesco V.I. EQV International Equity Fund
Janus Henderson Global Research Portfolio
MFS® International Intrinsic Equity Portfolio
MFS® Research International Portfolio
Putnam VT International Value Fund

Subcategory III Funds (Maximum Allocation 10% - total among all the subcategory III Funds)
NYLIM VP CBRE Global Infrastructure NYLIM VP Fidelity Institutional AM® Utilities NYLIM VP Natural Resources NYLIM VP Newton Technology Growth		Fidelity® VIP Health Care Portfolio Franklin Gold and Precious Metals VIP Fund Principal VC Real Estate Securities Account
Option 3 – Asset Allocation Funds:
Category D:
Minimum Allocation	100%
Category D Asset Allocation Funds
NYLIM VP Balanced
NYLIM VP Conservative Allocation
NYLIM VP Income Builder
NYLIM VP Janus Henderson Balanced
NYLIM VP Moderate Allocation
American Funds® IS Asset Allocation Fund
BlackRock® Global Allocation V.I. Fund
Fidelity® VIP FundsManager® 60% Portfolio
Franklin Templeton Moderately Aggressive Model Portfolio
Franklin Templeton Moderate Model Portfolio
Franklin Templeton Moderately Conservative Model Portfolio
Franklin Templeton Conservative Model Portfolio

Appendix 1B-2

Appendix 1C
Investment Divisions available with IPR (10-year Holding Period option for policies with an application signed before May 1, 2025; 7-year Holding Period option)
Option 1 – Franklin Templeton Model Portfolios
Moderate		Moderately Conservative
100%	Franklin Templeton Moderate Model Portfolio	100%	Franklin Templeton Moderately Conservative Model Portfolio
Option 2 – Choose Your Own Investment Divisions
Category A:
Minimum Allocation	40%
Maximum Allocation	100%

Subcategory I Funds (Minimum Allocation 10% - total among all the subcategory I Funds)
NYLIM VP Bond
NYLIM VP MacKay U.S. Infrastructure Bond
NYLIM VP PIMCO Real Return
NYLIM VP U.S. Government Money Market
American Funds® IS The Bond Fund of America®
American Funds® IS Capital World Bond Fund®
American Funds® IS U.S. Government Securities Fund®
Columbia Variable Portfolio — Intermediate Bond Fund
Fidelity® VIP Bond Index Portfolio
Fidelity® VIP Investment Grade Bond Portfolio

Fidelity® VIP Investment Grade Bond Portfolio
Lord Abbett Series Fund, Inc. — Short Duration Income Port
PIMCO VIT Income Portfolio
PIMCO VIT International Bond Port (U.S. Dollar-Hedged)
PIMCO VIT Low Duration Portfolio
PIMCO VIT Short-Term Portfolio
PIMCO VIT Total Return Portfolio
Voya Intermediate Bond Portfolio
Western Asset Core Plus VIT Portfolio

Subcategory II Funds
NYLIM VP Floating Rate NYLIM VP MacKay High Yield Corporate Bond NYLIM VP MacKay Strategic Bond		BlackRock® High Yield V.I. Fund Columbia Variable Portfolio — Emerging Markets Bond
Category B:
Minimum Allocation	0%
Maximum Allocation	60%
Category B Funds
NYLIM VP American Century Large Cap Equity
NYLIM VP Dimensional U.S. Equity
NYLIM VP Epoch U.S. Equity Yield
NYLIM VP Hedge Multi-Strategy
NYLIM VP MacKay Convertible
NYLIM VP MFS® Investors Trust
NYLIM VP MFS® Research
NYLIM VP S&P 500 Index
NYLIM VP Winslow Large Cap Growth
AB VPS Relative Value Portfolio

American Funds® IS Growth Fund
American Funds® IS Growth-Income Fund
American Funds® IS Washington Mutual Investors Fund
BNY Mellon Sustainable U.S. Equity Portfolio
DWS Alternative Asset Allocation VIP
Fidelity® VIP ContrafundSM Portfolio
Fidelity® VIP Equity-Income PortfolioSM
Fidelity® VIP Growth Opportunities Portfolio
LVIP ClearBridge Appreciation Fund
Voya Growth and Income Portfolio

Appendix 1C-1

Category C:
Minimum Allocation	0%
Maximum Allocation	25%

Subcategory I Funds (Maximum Allocation 15% - total among all the subcategory I Funds)
NYLIM VP Schroders Mid Cap Opportunities
NYLIM VP Small Cap Growth
NYLIM VP Wellington Small Cap
Columbia Variable Portfolio — Small Cap Value Discovery
Columbia Variable Portfolio — Small Company Growth
Fidelity® VIP Extended Market Index Portfolio
Fidelity® VIP Mid Cap Portfolio
Invesco V.I. Main Street Small Cap Fund® Janus Henderson Enterprise Portfolio MFS® Mid Cap Value Portfolio Neuberger Berman AMT Mid Cap Growth Portfolio Nomura VIP Small Cap Value Series

Subcategory II Funds (Maximum Allocation 15% - total among all the subcategory II Funds)
NYLIM VP PineStone International Equity
American Funds® IS New World Fund®
American Funds® IS SMALLCAP World Fund®
Fidelity® VIP Emerging Markets Portfolio
Fidelity® VIP International Capital Appreciation Porfolio
Fidelity® VIP International Index Portfolio

Goldman Sachs VIT International Equity Insights Fund
Invesco V.I. EQV International Equity Fund
Janus Henderson Global Research Portfolio
MFS® International Intrinsic Equity Portfolio
MFS® Research International Portfolio
Putnam VT International Value Fund

Subcategory III Funds (Maximum Allocation 10% - total among all the subcategory III Funds)
NYLIM VP CBRE Global Infrastructure NYLIM VP Fidelity Institutional AM® Utilities NYLIM VP Natural Resources NYLIM VP Newton Technology Growth		Fidelity® VIP Health Care Portfolio Franklin Gold and Precious Metals VIP Fund Principal VC Real Estate Securities Account
Option 3 – Asset Allocation Funds:
Category D:
Minimum Allocation	100%
Category D Asset Allocation Funds
NYLIM VP Balanced
NYLIM VP Conservative Allocation
NYLIM VP Income Builder
NYLIM VP Janus Henderson Balanced
NYLIM VP Moderate Allocation
BlackRock® Global Allocation V.I. Fund
Fidelity® VIP FundsManager® 60% Portfolio
Franklin Templeton Moderate Model Portfolio
Franklin Templeton Moderately Conservative Model Portfolio
Franklin Templeton Conservative Model Portfolio

Appendix 1C-2

This Summary Prospectus incorporates by reference the New York Life Premier Advisory Variable Annuity full statutory prospectus and the Statement of Additional Information (SAI), both dated May 1, 2026, as amended or supplemented. The full statutory prospectus and the SAI are posted on our website, https://dfinview.com/NewYorkLife/TAHD/premieradvisory. The full prospectus and SAI for the policy may be obtained, free of charge, in any manner shown on the front page of this Summary Prospectus.
Reports and other information about the Separate Accounts are available on the SEC’s website at https://www.sec.gov, and copies of this information may be obtained, upon payment of a duplicating fee, by electronic request at the following email address: publicinfo@sec.gov.
Separate Account III EDGAR contract identifier #C000230687